UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ulysses Offshore Fund, Ltd.
           --------------------------------------------------------------
Address:   Harbour Centre, 2nd Floor, P.O. Box 896
           --------------------------------------------------------------
           George Town, Grand Cayman, Cayman Islands, B.W.I.
           --------------------------------------------------------------

Form 13F File Number:  28-6860
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ulysses Management Offshore, LLC by Joshua Nash, Manager
         --------------------------------------------------------------
Title:   Manager
         --------------------------------------------------------------
Phone:   212-455-6200
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joshua Nash                     New York, NY                    11/7/01
---------------------               ------------                    -------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                            ---------------------------
Form 13F Information Table Entry Total:                17
                                            ---------------------------
Form 13F Information Table Value Total:     $        59,962
                                            ---------------------------
                                                (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                           ULYSSES OFFSHORE FUND, LTD.
                                 S.E.C. FORM 13F
                      FOR QUARTER ENDED SEPTEMBER 30, 2001

                                                                                                             ITEM 6:
                                                                               ITEM 5:                INVESTMENT DISCRETION
                                  ITEM 2:         ITEM 3:        ITEM 4:      Shares or                     (b) Shares
          ITEM 1:                Title of          Cusip          Fair        Principal                     as Defined   (c) Shared
       Name of Issuer              Class          Number      Market Value     Amount           (a) Sole   in Instr. V     Other
-----------------------------------------------------------------------------------------------------------------------------------
CANADIAN PACIFIC             COMMON STOCK          13645T100       2,599,290      81,000           X
COMDISCO INC                 COMMON STOCK          200336105          20,001      33,900           X
DELL COMPUTER CORP.          COMMON STOCK          247025109       2,103,155     113,500           X
DIAMONDS TR                  UNIT SER 1            252787106      20,064,285     227,100           X
FAIRMONT HOTELS              COMMON STOCK          305204109         415,779      27,300           X
GENL MOT CORP CL H           CLASS H               370442832       2,163,459     162,300           X
LIBERTY DIGITAL INC.         CLASS A               530436104         265,863      66,300           X
LIBERTY MEDIA CORP.          COM SER A             530718105       5,458,460     429,800           X
NABORS INDUSTRIES            COMMON STOCK          629568106       1,228,842      58,600           X
NAVISTAR INTL.               COMMON STOCK          63934E108       2,774,150      98,200           X
NEWS CORP.LTD.PFD.           SP ADR PFD            652487802       8,537,290     401,000           X
OCEAN ENERGY INC.            COMMON STOCK          67481E108         264,060      16,200           X
PHILIP MORRIS                COMMON STOCK          718154107       6,248,726     129,400           X
QUALCOMM INC                 COMMON STOCK          747525953       4,240,568      89,200 PUT       X
RELIANT RESOURCES            COMMON STOCK          75952B105         262,440      16,200           X
UNIONBANCAL CORP.            COMMON STOCK          908906100         822,312      24,300           X
WASHINGTON MUTUAL            COMMON STOCK          939322103       2,493,504      64,800           X


                                                                  59,962,184

Table continued...


                                                       ITEM 8:
                                               VOTING AUTHORITY SHARES
                               ITEM 7:
          ITEM 1:             Managers
       Name of Issuer         See Instr. V (a) Sole    (b) Shared    (c) None
-------------------------------------------------------------------------------
CANADIAN PACIFIC                             X
COMDISCO INC                                 X
DELL COMPUTER CORP.                          X
DIAMONDS TR                                  X
FAIRMONT HOTELS                              X
GENL MOT CORP CL H                           X
LIBERTY DIGITAL INC.                         X
LIBERTY MEDIA CORP.                          X
NABORS INDUSTRIES                            X
NAVISTAR INTL.                               X
NEWS CORP.LTD.PFD.                           X
OCEAN ENERGY INC.                            X
PHILIP MORRIS                                X
QUALCOMM INC                                 X
RELIANT RESOURCES                            X
UNIONBANCAL CORP.                            X
WASHINGTON MUTUAL                            X

